Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$378,596,515.36	0.7587105	$336,297,302.89	0.6739425	$42,299,212.47
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,053,826,515.36	0.6973303	$1,011,527,302.89	0.6693404	$42,299,212.47

Weighted Avg. Coupon (WAC)	3.95%		3.95%
Weighted Avg. Remaining Maturity (WARM)	47.02		46.11
Pool Receivables Balance	$1,112,472,177.31		$1,067,601,602.55
Remaining Number of Receivables	72,454		71,134

Adjusted Pool Balance	$1,097,735,953.50		$1,053,674,273.84

III. COLLECTIONS

Principal:
Principal Collections	$43,394,303.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$756,627.88
Total Principal Collections	$44,150,931.41

Interest:
Interest Collections	$3,753,329.28
Late Fees & Other Charges	$69,735.90
Interest on Repurchase Principal	$-
Total Interest Collections	$3,823,065.18

Collection Account Interest	$348.14
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$47,974,410.80

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$47,974,410.80
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$55,756,210.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$927,060.15		$927,060.15	$927,060.15
Collection Account Interest					$348.14
Late Fees & Other Charges					$69,735.90
Total due to Servicer					$997,144.19

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$126,198.84		$126,198.84
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$417,297.51		$417,297.51	$417,297.51

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$46,482,045.26

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,299,212.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$42,299,212.47
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,299,212.47		$42,299,212.47
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$42,299,212.47

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,182,832.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,736,223.81
Beginning Period Amount	$14,736,223.81
Current Period Amortization	$808,895.10
Ending Period Required Amount	$13,927,328.71
Ending Period Amount	$13,927,328.71
Next Distribution Date Amount	$13,143,807.34

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	11
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$43,909,438.14	$42,146,970.95	$42,146,970.95
Overcollateralization as a % of Original Adjusted Pool		2.82%	2.71%	2.71%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	70,289	98.51%	$1,051,676,772.80
30 - 60 Days	0.95%	675	1.19%	$12,655,614.82
61 - 90 Days	0.20%	142	0.25%	$2,686,209.33
91 + Days	0.04%	28	0.05%	$583,005.60
		71,134		$1,067,601,602.55
Total
Delinquent Receivables 61 + days past due	0.24%	170	0.31%	$3,269,214.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	168	0.29%	$3,236,488.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	148	0.25%	$2,929,583.92
Three-Month Average Delinquency Ratio	0.22%		0.28%

Repossession in Current Period		56		$1,017,285.85
Repossession Inventory		77		$666,222.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,476,271.23
Recoveries				$(756,627.88)
Net Charge-offs for Current Period				$719,643.35

Beginning Pool Balance for Current Period				$1,112,472,177.31

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.37%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$5,250,462.44
Cumulative Net Losses as a % of Initial Pool Balance				0.33%

Principal Balance of Extensions				$5,599,359.96
Number of Extensions				291

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